Private Placement Warrants - Schedule of Private Placement Warrant activity (Details)	6 Months Ended
Dec. 31, 2025 $ / shares shares
Warrants and Rights Note Disclosure [Abstract]
Number of Warrants Outstanding, beginning balance | shares
Weighted average Exercise Price Outstanding, beginning balance | $ / shares
Number of Warrants, Issued | shares	20,000,000
Weighted average Exercise Price, Issued | $ / shares	$ 4.68
Number of Warrants, Exercised | shares
Weighted average Exercise Price, Exercised | $ / shares
Number of Warrants, Forfeited/Cancelled | shares
Weighted average Exercise Price, Forfeited/Cancelled | $ / shares
Number of Warrants, Expired | shares
Weighted average Exercise Price, Expired | $ / shares
Number of Warrants Outstanding, ending balance | shares	20,000,000
Weighted average Exercise Price Outstanding, ending balance | $ / shares	$ 4.68